N-4	Jun. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Effective as of the date of this supplement,
Appendix A: Investment Options Available Under the Contract
(“Appendix A”) in the prospectus and the updating summary prospectus is deleted and replaced with the following Appendix A to reflect changes to the footnotes addressing the availability of certain strategies in
California
.
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at
www.massmutualascend.com/index-achiever-advisory
. For additional information about the features of the Indexed Strategies, please see the Indexed Strategies section in the prospectus. The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold. See Appendix D – Financial Intermediary Variations in the prospectus.
Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock 5
S&P 500 ®	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500 ®	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500 ® 1	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500 ® 1	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500 ® 1	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500 ® 1	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500 ®	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 3	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 3	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
iShares MSCI EAFE ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SPDR Gold Shares ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SPDR Gold Shares ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
First Trust Barclays Edge 1	Market Index	1 Year	10% Buffer	5% Upside Participation Rate	Available
First Trust Barclays Edge 1	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
Russell 2000 ® 4	Market Index	1 Year	10% Buffer	1% Cap	Available
Russell 2000 ® 4	Market Index	1 Year	20% Buffer	1% Cap	Available
Russell 2000 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 3	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 3	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available

1	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
2
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after January 7, 2026, these Strategies are not available for Terms beginning before July 21, 2026.

3
These Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in
California
with a Contract Effective Date before July 21, 2026.

4
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

5	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
The following eight additional Indexed Strategies are available for Contracts with a Contract Effective Date before February 21, 2026. For Contracts issued in
California,
they are available for Contracts issued with a Contract Effective Date before September 7, 2026.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock 3
S&P 500 ® 1	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500 ® 1	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
S&P 500 ®	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500 ® 1	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 1	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 1	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available

1	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
2
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

3	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
The
S&P 500
is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
The
iShares MSCI EAFE ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
iShares U.S. Real Estate ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
SPDR Gold Shares ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.
The
First Trust Barclays Edge
is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.
The
Russell 2000
is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

S And P 500 [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Dual Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 20 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Years 10 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Years 20 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Years 10 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 50	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Years 20 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Years 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Years 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Years 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Years 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
iShares MSCI EAFE ETF [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares MSCI EAFE ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
iShares MSCI EAFE ETF [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares MSCI EAFE ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
iShares U.S. Real Estate ETF [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares U.S. Real Estate ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
iShares U.S. Real Estate ETF [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares U.S. Real Estate ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
SPDR Gold Shares ETF [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	SPDR Gold Shares ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
SPDR Gold Shares ETF [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	SPDR Gold Shares ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
First Trust Barclays Edge [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust Barclays Edge	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
First Trust Barclays Edge [Member] | One Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust Barclays Edge	[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Russell 2000 [Member] | One Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Russell 2000 [Member] | Three Years 10 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Three Years 20 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 10 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 20 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Three Years 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Three Years 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%

[1]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[2]	These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after January 7, 2026, these Strategies are not available for Terms beginning before July 21, 2026.
[3]	These Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in California with a Contract Effective Date before July 21, 2026.
[4]	These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.